Advances from Customers (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Senior Care Services [Member]
Advances from Customers (Details) [Line Items]
Advances from customers	$ 2,098,143	$ 2,817,048
Housekeeping Services [Member]
Advances from Customers (Details) [Line Items]
Advances from customers	$ 869,245	$ 176,608